Derivative Financial Instruments and Hedging (Tables)	9 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2018 is as follows.
(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(1,529)	Finance revenues/Interest expense	¥141	—	¥0

Foreign exchange contracts	252	Other (income) and expense, net	(220)	—	0

Foreign currency swap agreements	577	Finance revenues/Interest expense/Other (income) and expense, net	(515)	—	0
(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(4,553)	Finance revenues/Interest expense	¥4,553	Finance revenues/Interest expense

Foreign exchange contracts	(3,834)	Other (income) and expense, net	3,711	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥2,500	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(115)	—	¥0
Borrowings and bonds in foreign currencies	(7,377)	—	0	—	0
(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,013	Other (income) and expense, net

Futures	2,573	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	(2,037)	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	59	Other (income) and expense, net

Options held/written and other	(1,077)	Other (income) and expense, net Life insurance premiums and related investment income *

*
Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2018 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the nine months ended December 31, 2019 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense, net
Interest rate swap agreements	¥(4,610)	¥584	¥0
Foreign exchange contracts	(369)	255	0
Foreign currency swap agreements	(461)	260	108
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense, net	Life insurance premiums and related investment income	Other (income) and expense, net
Interest rate swap agreements	¥(5,794)	¥0	¥5,431	¥0
Foreign exchange contracts	1,172	153	(910)	(128)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income (Millions of yen)
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense, net
Foreign exchange contracts	¥4,380	¥1,594	¥3,448	¥21
Borrowings and bonds in foreign currencies	8,342	0	0	0

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative (Millions of yen)
	Life insurance premiums and related investment income *	Interest expense	Other (income) and expense, net
Interest rate swap agreements	¥0	¥5	¥120
Futures	(3,292)	0	2,367
Foreign exchange contracts	177	3,635	1,494
Credit derivatives held	0	0	(6)
Options held/written and other	(180)	0	1,202

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the nine months ended December 31, 2019 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2018 is as follows.
(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(2,252)	Finance revenues/Interest expense	¥4	—	¥0

Foreign exchange contracts	9	Other (income) and expense, net	(230)	—	0

Foreign currency swap agreements	1,544	Finance revenues/Interest expense /Other (income) and expense, net	579	—	0
(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	(5,781)	Finance revenues/Interest expense	5,781	Finance revenues/Interest expense

Foreign exchange contracts	830	Other (income) and expense, net	(953)	Other (income) and expense, net
(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥4,234	—	¥0	—	¥0
Borrowings and bonds in foreign currencies	14,711	—	0	—	0
(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(134)	Other (income) and expense, net

Futures	5,257	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	5,819	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	40	Other (income) and expense, net

Options held/written and other	(1,350)	Other (income) and expense, net Life insurance premiums and related investment income *

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2018 (see Note 17 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2019 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Interest expense	Other (income) and expense, net
Interest rate swap agreements	¥2,481	¥218	¥0
Foreign exchange contracts	(255)	107	0
Foreign currency swap agreements	235	(25)	100
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense, net	Life insurance premiums and related investment income	Other (income) and expense, net
Interest rate swap agreements	¥3,346	¥0	¥(3,299)	¥0
Foreign exchange contracts	(934)	127	1,370	(98)
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income (Millions of yen)
		Gains on sales of subsidiaries and affiliates and liquidation losses, net	Interest expense	Other (income) and expense, net
Foreign exchange contracts	¥(12,324)	¥1,594	¥1,194	¥7
Borrowings and bonds in foreign currencies	(10,477)	0	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative (Millions of yen)
	Life insurance premiums and related investment income*	Interest expense	Other (income) and expense, net
Interest rate swap agreements	¥0	¥2	¥(12)
Futures	(2,284)	0	1,760
Foreign exchange contracts	(337)	1,119	6,017
Credit derivatives held	0	0	10
Options held/written and other	(85)	0	1,328

*
Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended December 31, 2019 (see Note 17 “Life Insurance Operations”).

Fair value hedges

Millions of yen
Gains (losses) reclassified from other comprehensive income (loss) into income
Life insurance premiums and related investment income
Foreign exchange contracts	¥(1,324)

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for the three months ended December 31, 2019 is as follows.
Fair value hedges

Millions of yen
Gains (losses) reclassified from other comprehensive income (loss) into income
Life insurance premiums and related investment income
Foreign exchange contracts	¥(904)
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount at December 31, 2019 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities *	¥318,697	¥13,213	—	¥0	¥0

*	Accumulated fair value hedge adjustments of ¥(1,921) million are included for hedged items for which hedge accounting has been discontinued.

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting
Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2019 and December 31, 2019 are as follows.
March 31, 2019

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥498,874	¥11	Other Assets	¥17,320	Other Liabilities

Futures, foreign exchange contracts	505,909	1,888	Other Assets	3,177	Other Liabilities

Foreign currency swap agreements	65,575	1,203	Other Assets	364	Other Liabilities

Foreign currency long-term debt	641,127	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥60,657	¥127	Other Assets	¥119	Other Liabilities

Options held/written and other *	556,668	11,140	Other Assets	2,809	Other Liabilities

Futures, foreign exchange contracts *	320,710	1,119	Other Assets	2,159	Other Liabilities

Credit derivatives held	262	7	Other Assets	10	Other Liabilities

*
The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥34,701 million, futures contracts of ¥37,359 million and foreign exchange contracts of ¥13,171 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2019, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥206 million, ¥248 million and ¥30 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥258 million and ¥173 million at March 31, 2019, respectively.

December 31, 2019

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥504,636	¥158	Other Assets	¥24,703	Other Liabilities

Options held/written and other	949	5	Other Assets	0	—

Futures, foreign exchange contracts	509,650	25	Other Assets	9,753	Other Liabilities

Foreign currency swap agreements	66,422	1,421	Other Assets	965	Other Liabilities

Foreign currency long-term debt	618,412	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥7,183	¥9	Other Assets	¥65	Other Liabilities

Options held/written and other *	490,428	13,687	Other Assets	10,960	Other Liabilities

Futures, foreign exchange contracts *	323,990	378	Other Assets	4,742	Other Liabilities

*
The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥25,225 million, futures contracts of ¥30,042 million and foreign exchange contracts of ¥9,716 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at December 31, 2019, respectively. Derivative assets in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥16 million, ¥0 million and ¥6 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥34 million and ¥114 million at December 31, 2019, respectively.